UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22576

Ranger Funds Investment Trust

(Exact name of registrant as specified in charter)

2828 Harwood Street

Suite 1900

Dallas, TX 75201

(Address of principal executive offices)

(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ranger Small Cap Fund
Schedule of Investments
October 31, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 96.83%

Agriculture Fishing & Ranching - 1.59%
5,231	Calavo Growers, Inc. *	$ 309,414

Auto Parts - 3.13%
5,200	Dorman Products, Inc. *	334,048
10,516	Motorcar Parts of America, Inc. *	275,940
		609,988

Back Office Support HR & Consulting - 6.53%
8,580	WageWorks, Inc. *	505,791
8,670	Maximus, Inc.	451,360
6,500	CEB, Inc.	316,225
		1,273,376

Banks: Diversified - 10.77%
7,380	South State Corp.	541,323
9,700	Pinnacle Financial Partners Inc.	500,520
10,900	PrivateBancorp, Inc.	493,116
5,870	Texas Capital Bancshares, Inc. *	348,091
11,640	Centerstate Banks, Inc.	217,435
		2,100,485
Banks: Diversified - 1.23%
7,040	Legacy Texas Financial Group, Inc.	240,838

Biotechnology - 5.87%
10,260	PRA Health Sciences, Inc. *	546,037
11,980	Repligen Corp. *	342,269
4,590	Eagle Pharmaceuticals, Inc. *	256,489
		1,144,795

Building: Materials - 1.20%

4,340	Trex Company, Inc. *	233,535

Chemicals: Diversified - 0.94%
10,045	Aceto Corp.	184,125

Computer Services Software & Systems - 15.99%
6,615	LogMeln, Inc.	628,425
14,530	Pegasystems, Inc.	448,977
4,200	Ellie Mae, Inc. *	444,738
9,415	Broadsoft, Inc. *	391,193
9,180	Qualys, Inc. *	341,955
5,250	SPS Commerce, Inc. *	327,495
17,050	Callidus Software, Inc. *	311,162
4,215	Luxoft Holding, Inc. (Switzerland) *	223,395
		3,117,340
Cosmetics - 1.31%
7,846	Inter Parfums, Inc.	255,780

Foods - 3.40%
7,830	B&G Foods, Inc.	331,992
2,715	J&J Snack Foods Corp.	331,637
		663,629

Health Care: Misc. - 1.63%
7,870	Providence Service Corp. *	318,460

Health Care Services - 2.44%
5,650	Medidata Solutions, Inc. *	271,143
6,650	Cotiviti Holdings, Inc. *	205,286
		476,429
Medical & Dental Instruments & Supplies - 4.37%
6,406	Neogen Corp. *	337,532
4,515	Cantel Medical Corp. *	321,603
4,230	Vascular Solutions, Inc. *	192,888
		852,023

Medical &Services - 2.25%
5,460	ICON Plc ADR (Ireland) *	438,329

Office Supplies Equipment - 1.29%
11,640	Knoll, Inc.	251,890

Oil: Crude Producers - 4.57%

4,490	PDC Energy, Inc. *	275,372
22,760	Oasis Petroleum, Inc. *	238,752
8,970	Matador Resources Co. *	195,636
14,000	Callon Petroleum Co. *	181,860
		891,620

Pharmaceuticals - 7.25%
22,320	Supernus Pharmaceuticals, Inc. *	441,936
10,257	Cambrex Corp. *	413,357
8,285	Prestige Brands Holdings, Inc. *	375,145
8,355	Lannett Co., Inc. *	182,974
		1,413,412

Restaurants - 4.32%
6,253	Popeyes Louisiana Kitchen, Inc. *	333,785
14,547	Sonic Corp.	333,272
6,160	Chuy's Holdings, Inc. *	174,944
		842,001

Recreational Vehicles & Boats - 1.50%
3,270	Drew Industries, Inc.	292,829

Semiconductors & Components - 3.07%
3,620	Silicon Laboratories, Inc. *	217,019
6,561	Ceva, Inc. *	197,158
4,960	Inphi Corp. *	184,016
		598,193
Specialty Retail - 3.00%
6,236	Monro Muffler Brake, Inc.	342,980
7,740	SiteOne Landscape Supply, Inc. *	241,333
		584,313
Textiles Apparel & Shoes - 4.09%
13,790	Steven Madden Ltd. *	460,586
12,874	GIII Apparel Group Ltd. *	336,269
		796,855
Truckers - 3.23%
11,245	Knight Transportation, Inc.	328,916
8,460	SAIA, Inc. *	301,599
		630,515
Utilities: Telecommunications - 1.86%
9,850	Cogent Communications Holdings, Inc.	363,465

TOTAL FOR COMMON STOCKS (Cost $17,427,040) - 96.83%		$ 18,883,639

SHORT TERM INVESTMENTS - 3.34%

650,446	First American Government Obligation Fund 0.25% ** (Cost $650,446)	650,446

TOTAL INVESTMENTS (Cost $18,077,486) *** - 100.17%		$ 19,534,085

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.17%)		(32,726)

NET ASSETS - 100.00%		$ 19,501,359

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at October 31, 2016
***At October 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $18,077,486 amounted to $1,456,599.

1. SECURITY TRANSACTIONS
At October 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $18,077,486 amounted to $1,456,599.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund’s assets measured at fair value as of October 31, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total

Common Stock	$18,883,639	$0	$0	$18,883,639
Cash Equivalents	$650,446	$0	$0	$650,446
Total	$19,534,085	$0	$0	$19,534,085

Ranger Quest for Income and Growth Fund
Schedule of Investments
October 31, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 71.23%

Aerospace & Defense - 2.69%
14,900	Bae Systems Plc. ADR (United Kingdom)	$ 394,850

Airlines - 0.94%
4,647	Japan Airlines Co., Ltd. (Japan) *	137,253

Automobiles - 2.47%
5,087	Daimler AG (Germany) *	362,550

Beverages - 2.02%
427,203	Thai Beverage PCL (Thailand)	296,334

Biotechnology - 2.49%
6,540	Abbvie, Inc.	364,801

Capital Markets - 2.16%
1,710	CME Group, Inc.	171,171
9,490	Ares Capital Corp.	145,197
		316,368
Chemicals - 3.92%
5,360	The Dow Chemical Co.	288,422
3,610	Lyondellbasell Industries NV (Netherlands)	287,176
		575,598
Commercial Banks - 8.20%
7,480	J.P. Morgan Chase & Co.	518,065
6,270	Bank of Montreal (Canada)	398,783
308,440	Lloyds Banking Group Plc. (United Kingdom)	216,273
1,260	Common Wealth Bank Of Australia (Australia)	70,353
		1,203,474
Communications Equipment - 1.97%
9,410	Cisco Systems, Inc.	288,699

Construction & Engineering - 0.93%
7,003	Ferrovial SA (Spain)	136,290

Diversified Telecommunication Services - 5.01%
278,140	HKT Trust & HKT, Ltd. (Hong Kong)	382,244
4,032	BCE, Inc. (Canada)	183,079
4,632	AT&T, Inc.	170,411
		735,734
Food Products - 5.89%
35,080	Marine Harvest ASA (Norway) *	636,488
25,280	Austevoll Seafood (Norway) *	227,962
		864,450
Food & Staples Retailing - 2.25%
155,740	Walmex ORD (Mexico)	330,086

Hotels, Restaurants & Leisure - 2.50%
6,330	Las Vegas Sands Corp.	366,380

Insurance - 6.20%
4,360	Swiss RE AG ORD (Switzerland) *	405,092
73,290	Insurance Australia Group (Australia)	307,236
1,014	Muenchener Rueckversicherungs-Gesellschaft AG (Germany) *	196,618
		908,946
IT Services- 1.66%
4,420	Paychex, Inc.	243,984

Media - 3.08%
21,028	Regal Entertainment Group Class-A	452,312

Multiline Retail - 1.42%
4,760	Kohl's Corp.	208,250

Pharmaceuticals - 5.09%
22,490	GlaxoSmithKline PLC. (United Kingdom)	445,741
2,590	Johnson & Johnson	300,414
		746,155

Semiconductors & Semiconductor Equipment - 3.95%
11,620	Taiwan Semiconductor Manufacturing Company Limited (Taiwan) *	361,382
6,270	Intel Corp.	218,635
		580,017
Software - 2.95%
7,230	Microsoft Corp.	433,222

Transportation Infrastructure - 3.44%
5,350	Macquarie Infrastructure Corp.	437,684
14,000	Sydney Airport (Australia) *	66,677
		504,361

TOTAL FOR COMMON STOCKS (Cost $9,864,871) - 71.23%		10,450,114

EQUITY REAL ESTATE INVESTMENT TRUSTS - 15.12%
Equity Real Estate Investment- 7.31%
200,936	Ascendas Real Estate Investment Trust (Singapore)	342,315
9,320	STORE Capital Corp.	254,343
19,940	Spirit Realty Capital, Inc.	237,485
3,130	Prologis, Inc.	163,261
1,170	Lamar Advertising Co.	74,237
		1,071,641
Mortgage Real Estate Investment- 7.81%
17,552	Blackstone Mortgage Trust, Inc.	530,070
20,904	Starwood Property Trust, Inc.	464,905
7,960	Colony Capital, Inc.	151,320
		1,146,295

TOTAL FOR EQUITY REAL ESTATE INVESTMENT TRUSTS (Cost $2,137,826) - 15.12%		2,217,936

MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS - 8.89%

Capital Markets - 0.98%
6,574	Alliance Bernstein Holdings, L.P.	143,313

Electric Utilities - 2.67%
11,604	Brookfield Infrastructure Partners, L.P. (Canada)	392,563

Oil, Gas & Consumable Fuels - 5.24%
8,960	Energy Transfer Partners, L.P.	313,421
5,800	Spectra Energy Partners, L.P.	247,312
2,700	TC Pipelines, L.P.	140,832
2,660	Enterprise Products Partners, L.P.	67,138
		768,703

TOTAL FOR MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS (Cost $1,178,432) - 8.89%		$ 1,304,579

SHORT TERM INVESTMENTS - 5.20%
763,340	First American Government Obligation Fund 0.25% ** (Cost $763,340)	763,340

TOTAL INVESTMENTS (Cost $13,944,469) *** - 100.44%		$ 14,735,969

OTHER ASSETS LESS LIABILITIES - (0.44%)		(64,785)

NET ASSETS - 100.00%		$ 14,671,184

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at October 31, 2016
*** At October 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,944,469 amounted to $791,500.

1. SECURITY TRANSACTIONS
At October 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,944,469 amounted to $791,500.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund’s assets measured at fair value as of October 31, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$10,450,114	$0	$0	$10,450,114
Equity Real Estate Investment Trusts	$2,217,936	$0	$0	$2,217,936
Master Limited Partnership	$1,304,579	$0	$0	$1,304,579
Cash Equivalents	$763,340	$0	$0	$763,340
Total	$14,735,969	$0	$0	$14,735,969

ITEM 2. CONTROLS AND PROCEDURES.

   (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

   (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ranger Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date December 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date December 29, 2016

By /s/ Joseph W. Thompson

     Joseph W. Thompson

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date December 29, 2016